Acquisitions/Divestitures	12 Months Ended
Dec. 31, 2018
Acquisitions/Divestitures
Acquisitions/Divestitures

NOTE C. ACQUISITIONS/DIVESTITURES

Acquisitions

Purchase price consideration for all acquisitions, as reflected in the tables in this note, was paid primarily in cash. All acquisitions are reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents.

2018

In 2018, the company completed two acquisitions at an aggregate cost of $49 million. These acquisitions were for 100 percent of the acquired businesses.

The Cognitive Solutions segment completed the acquisition of one privately held business in the second quarter, Armanta, Inc. (Armanta). The GBS segment completed the acquisition of one privately held business in the second quarter, Oniqua Holdings Pty Ltd. (Oniqua).

Each acquisition is expected to enhance the company’s portfolio of product and services capabilities. Armanta is a provider of aggregation and analytics software to financial institutions, enabling data aggregation across multiple systems in near real-time speed, enhancing decision-making and improving regulatory compliance. Oniqua is a global innovator in maintenance-repair-operate inventory optimization solutions and services for asset-intensive industries.

The acquisitions were accounted for as business combinations using the acquisition method, and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity were recorded at their estimated fair values at the date of acquisition. The acquisitions did not have a material impact in the Consolidated Financial Statements. The primary items that generated the goodwill are the value of the synergies between the acquired businesses and IBM and the acquired assembled workforce, neither of which qualify as an amortizable intangible asset.

On October 28, 2018, the company announced its intent to acquire all of the outstanding shares of Red Hat, Inc. (Red Hat). The combination of Red Hat’s vast portfolio of open-source technologies, innovative cloud development platform and developer community, combined with IBM’s innovative hybrid cloud technology, industry expertise, and commitment to data, trust and security, will deliver the hybrid cloud capabilities required to address the next chapter of cloud implementations. Under the terms of the definitive agreement, Red Hat shareholders will receive $190 per share in cash, representing a total enterprise value of approximately $34 billion. On January 16, 2019, Red Hat stockholders voted to approve the merger with IBM. The transaction is subject to customary closing conditions, including regulatory reviews and is expected to close in the second half of 2019. The company intends to fund the transaction through a combination of cash and debt. Refer to note J, “Borrowings,” for additional details on the bridge loan credit facility that IBM has entered into in support of this transaction.

2017

In 2017, the company completed five acquisitions at an aggregate cost of $134 million. All of these acquisitions were for 100 percent of the acquired businesses.

The Technology Services & Cloud Platforms segment completed acquisitions of three businesses: in the first quarter, Agile 3 Solutions, LLC (Agile 3 Solutions), a privately held business; in the third quarter, the cloud and managed hosting services business from a large U.S. telecommunications company, and Cloudigo Ltd. (Cloudigo), a privately held business. The Cognitive Solutions segment completed the acquisition of one privately held business: in the second quarter, XCC Web Content & Custom Apps Extension (XCC) from TIMETOACT Software & Consulting GmbH. GBS completed the acquisition of one privately held business: in the fourth quarter, Vivant Digital (Vivant).

Agile 3 Solutions is a developer of software used by C-Suite and senior executives to better visualize, understand and manage risks associated with the protection of sensitive data and adds capabilities to the company’s security portfolio. The acquisition of the cloud and managed hosting services business of a large U.S. telecommunications company strengthens the company’s services portfolio and aligns with its cloud strategy. Cloudigo brings talent and technology that aligns closely with the company’s cloud platform investments in advanced network processing. XCC’s technology enhances IBM’s Connections Cloud platform by providing a single, accessible engagement center for sharing content. Vivant extends the strategy and design expertise of IBM Interactive Experience (IBM iX) and helps accelerate clients’ digital transformations.

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2017.

2017 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$18
Fixed assets/noncurrent assets		69
Intangible assets
Goodwill	N/A	16
Completed technology	5	9
Client relationships	5–7	64
Patents/trademarks	1–5	1

Total assets acquired		177

Current liabilities		(9)
Noncurrent liabilities		(34)

Total liabilities assumed		(43)

Total purchase price		$134

N/A — Not applicable

The overall weighted-average life of the identified amortizable intangible assets acquired was 6.6 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $13 million was assigned to the Technology Services & Cloud Platforms segment and goodwill of $3 million was assigned to the Cognitive Solutions segment. It was expected that approximately 50 percent of the goodwill will be deductible for tax purposes.

2016

In 2016, the company completed fifteen acquisitions at an aggregate cost of $5,899 million.

The Weather Company (TWC) — On January 29, 2016, the company completed the acquisition of TWC’s B2B, mobile and cloud-based Web-properties, weather.com, Weather Underground, The Weather Company brand and WSI, its global business-to-business brand, for cash consideration of $2,278 million. The cable television segment was not acquired by IBM, but is licensing weather forecast data and analytics from IBM under a long-term contract. TWC was a privately held business. Goodwill of $1,717 million was assigned to the Cognitive Solutions segment. It was expected that none of the goodwill would be deductible for tax purposes. The overall weighted-average useful life of the identified intangible assets acquired was 6.9 years.

Truven Health Analytics, Inc. (Truven) — On April 8, 2016, the company completed the acquisition of 100 percent of Truven, a leading provider of healthcare analytics solutions, for cash consideration of $2,612 million, of which $2,412 million was paid in April 2016 and $148 million was paid in July 2017. Truven has developed proprietary analytic methods and assembled analytic content assets, creating extensive national healthcare utilization, performance, quality and cost data. Truven was a privately held business. Goodwill of $1,933 million was assigned to the Cognitive Solutions segment. It was expected that approximately 15 percent of the goodwill would be deductible for tax purposes. The overall weighted-average useful life of the identified intangible assets acquired was 6.9 years.

Other Acquisitions — The Technology Services & Cloud Platforms segment completed acquisitions of four businesses: in the first quarter: Ustream, Inc. (Ustream), a privately held business, and AT&T’s application and hosting services business; in the third quarter, G4S’s cash solutions business; and in the fourth quarter, Sanovi Technologies Private Limited (Sanovi), a privately held business. GBS completed acquisitions of six privately held businesses: in the first quarter, Resource/Ammirati, ecx International AG (ecx.io) and Optevia Limited (Optevia); in the second quarter, Aperto AG (Aperto) and Bluewolf Group, LLC (Bluewolf); and in the fourth quarter, Fluid, Inc.’s Expert Personal Shopper (XPS) business. The Cognitive Solutions segment completed acquisitions of three privately held businesses: in the second quarter, Resilient Systems, Inc. (Resilient) and EZ Legacy, Ltd. (EZSource); and in the fourth quarter, Promontory Financial Group, LLC (Promontory).

Ustream provides cloud-based video streaming to enterprises and broadcasters. The acquisition of AT&T’s application and hosting services business strengthens the company’s cloud portfolio. The acquisition of the G4S cash solutions business brings together the engineering skills of G4S with the company’s analytics and remote technology capabilities to expand delivery solutions. Sanovi provides hybrid cloud recovery, cloud migration and business continuity software for enterprise data centers and cloud infrastructure. Resource/Ammirati is a leading U.S.-based digital marketing and creative agency, addressing the rising demand from businesses seeking to reinvent themselves for the digital economy. Ecx.io enhances GBS’ IBM iX with new digital marketing, commerce and platform skills to accelerate clients’ digital transformations. Optevia is a Software-as-a-Service systems integrator specializing in CRM solutions for public sector organizations. Aperto also joined IBM iX, supporting the company’s growth in Europe, with expertise in digital strategy projects, including website and application development. Bluewolf extends the company’s analytics, experience design and industry consulting leadership with one of the world’s leading Salesforce consulting practices to deliver differentiated, consumer-grade experiences via the cloud. Fluid, Inc.’s Expert Personal Shopper business extends the company’s portfolio of SaaS offerings and services, helping clients conduct commerce and engage with their customers. Resilient, a provider of incident response solutions, automates and orchestrates the many processes needed when dealing with cyber incidents from breaches to lost devices. EZSource helps developers quickly and easily understand and change mainframe code based on data displayed through dashboards and other visualizations. Promontory, a global market-leading risk management and regulatory compliance consulting firm, helps address clients’ escalating regulations and risk management requirements.

All of these Other Acquisitions were for 100 percent of the acquired businesses.

The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2016.

2016 Acquisitions

($ in millions)

	Amortization	The Weather	Truven Health	Other
	Life (in Years)	Company	Analytics	Acquisitions
Current assets		$76	$171	$153
Fixed assets/noncurrent assets		123	127	110
Intangible assets
Goodwill	N/A	1,717	1,933	593
Completed technology	1–7	160	338	96
Client relationships	3–7	313	516	226
Patents/trademarks	1–7	349	54	42

Total assets acquired		2,738	3,141	1,220

Current liabilities		(88)	(148)	(96)
Noncurrent liabilities		(372)	(381)	(76)

Total liabilities assumed		(460)	(529)	(171)

Bargain purchase gain		—	—	(40)*

Total purchase price		$2,278	$2,612	$1,009

*Bargain purchase gain relating to AT&T’s application and hosting services business was recognized in selling, general and administrative expense in the Consolidated Statement of Earnings in the three months ended March 31, 2016.

N/A — Not applicable

For the Other Acquisitions, the overall weighted-average life of the identified amortizable intangible assets acquired was 6.3 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $119 million was assigned to the Technology Services & Cloud Platforms segment, goodwill of $303 million was assigned to the GBS segment and goodwill of $171 million was assigned to the Cognitive Solutions segment. It was expected that approximately 55 percent of the goodwill would be deductible for tax purposes.

Divestitures

Select IBM software products — On December 6, 2018, IBM and HCL Technologies Limited (HCL) announced a definitive agreement, in which HCL will acquire select standalone Cognitive Solutions software products for $1,775 million, inclusive of contingent consideration. The software products in-scope include AppScan, BigFix, Unica, Commerce, Portal, Notes, Domino and Connections. The transaction is expected to close in mid-2019, subject to the satisfaction of applicable regulatory requirements and customary closing conditions. IBM will receive cash consideration, with approximately half at closing and the remainder within 12 to 15 months of closing. The company expects to recognize a pre-tax gain upon closing, however, the amount of the gain is not yet determinable. At December 31, 2018, the company concluded that the business did not meet the held for sale classification.

Seterus — On January 3, 2019, IBM and Mr. Cooper Group announced a definitive agreement, in which Mr. Cooper Group will acquire IBM’s Seterus home mortgage servicing platform business. The Seterus content has been reported in Global Process Services, within IBM’s GBS segment. The transaction is expected to close in the first quarter of 2019, subject to the satisfaction of applicable regulatory requirements and customary closing conditions. The financial terms related to this transaction are not material.

Other — On December 2, 2018, IBM entered into a definitive agreement to sell certain commercial financing capabilities and assign a number of its commercial financing contracts, excluding related receivables which will be collected as they become due in the normal course of business. These commercial financing capabilities and contracts have been reported within IBM’s Global Financing segment. The transaction is expected to close in the first quarter of 2019, subject to the satisfaction of applicable regulatory requirements and customary closing conditions. The financial terms related to the transaction were not material.

Others

2017 — In the first quarter of 2017, the company completed one research-related divestiture. The Cognitive Solutions segment completed four divestitures; two in the second quarter of 2017 and one each in the third and fourth quarter of 2017. The financial terms related to these transactions were not material. Overall, the company recognized a pre-tax gain of $31 million related to these transactions in 2017.

2016 — In the first quarter of 2016, the company completed four software product-related divestitures. In the fourth quarter of 2016, the company completed the divestiture of one service-related offering. The financial terms related to these transactions were not material. Overall, the company recorded a pre-tax gain of $42 million related to these transactions in 2016.